[Letterhead of Goodwin Procter]	Jocelyn M. Arel 617.570.1067 ykranz@goodwinprocter.com	Goodwin Procter LLP Counselors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

December 12, 2011

BY EDGAR AND EMAIL TRANSMISSION

Division of Corporation Finance United States Securities & Exchange Commission 100 F Street, NE Washington, D.C. 20549 Attn: Mr. Jeffrey Riedler

Re:	Aegerion Pharmaceuticals, Inc.
Registration Statement on Form S-3
Filed: November 14, 2011
File No. 333-177967

Ladies and Gentlemen:

This letter is submitted on behalf of Aegerion Pharmaceuticals, Inc. (the “Company”) in response to comments from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in a letter dated November 23, 2011 (the “Comment Letter”) with respect to the Company’s Registration Statement (File No. 333-177967) filed with the Commission on November 14, 2011 (the “Registration Statement”). The Company is concurrently filing Amendment No. 1 to the Registration Statement (“Amendment No. 1”), which includes changes in response to the Staff’s comments. In addition to filing this letter via EDGAR, we will separately deliver to you a marked copy of Amendment No. 1, reflecting all changes to the Registration Statement.

For your convenience, the Staff’s numbered comments set forth in the Comment Letter have been reproduced in italics herein with responses immediately following each comment. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to Amendment No. 1. Defined terms used herein but not otherwise defined have the meanings given to them in Amendment No. 1.

FORM S-3

Signatures, page II-6

1. Please designate which signatory is signing as your principal accounting officer or controller. If an officer is signing in more than one capacity, such as principal financial officer and controller, then you should indicate that the officer is signing in both capacities.

Response to Comment No. 1

The Company has revised page II-6 of the Registration Statement in response to the Staff’s comment.

*    *    *

The Company respectfully believes that the proposed modifications to the Registration Statement, and the supplemental information contained herein, are responsive to the Staff’s comments. If you have any questions or would like further information concerning the Company’s responses to your Comment Letter, please do not hesitate to contact me at (617) 570-1067.

Sincerely,

/s/ Jocelyn M. Arel

Jocelyn M. Arel

cc:	Marc D. Beer
Mark J. Fitzpatrick